NON-CONTROLLING INTERESTS - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,715	$ 4,808
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Subsidiaries with material non-controlling interests | BRP Retail Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,625	$ 1,787
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	71.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,000	$ 973
Proportion of economic interests held by non-controlling interests	74.00%	71.00%
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 849	$ 791
Proportion of economic interests held by non-controlling interests	75.00%	75.00%
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 846	$ 773
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 538	$ 675
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 532	$ 554
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 526	$ 541
Proportion of economic interests held by non-controlling interests	50.00%	50.00%
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 540	$ 484
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 341	$ 403
Proportion of economic interests held by non-controlling interests	67.00%	67.00%
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd. | Minimum
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	1800.00%
Proportion of economic interests held by non-controlling interests	33.00%	1800.00%
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd. | Maximum
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	8400.00%	7600.00%
Proportion of economic interests held by non-controlling interests	8400.00%	7600.00%
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,872	$ 4,196
Subsidiaries with material non-controlling interests | Bottom of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Proportion of economic interests held by non-controlling interests	1.00%
Subsidiaries with material non-controlling interests | Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	18.00%
Proportion of economic interests held by non-controlling interests	33.00%	18.00%
Subsidiaries with material non-controlling interests | Top of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Proportion of economic interests held by non-controlling interests	100.00%
Subsidiaries with material non-controlling interests | Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	84.00%	76.00%
Proportion of economic interests held by non-controlling interests	84.00%	76.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 15,384	$ 15,985